Schedule of outstanding warrants (Details) - Liability Warrants [Member]	9 Months Ended
	May 31, 2022 shares $ / shares	May 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares	1,452,843	2,405,369
Weighted average exercise price, outstanding, beginning balance | $ / shares	$ 8.96	$ 9.60
Number of warrants, Issued on conversion of convertible debt | shares		175,331
Weighted average exercise price, Issued on conversion of convertible debt | $ / shares		$ 7.50
Number of warrants, Exercised | shares		(747,129)
Weighted average exercise price, Exercised | $ / shares		$ 9.64
Number of warrants, Expired | shares	(123,159)	(222,842)
Weighted average exercise price, Expired | $ / shares	$ 9.24	$ 10.03
Number of warrants, outstanding, ending balance | shares	1,329,684	1,610,729
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 8.93	$ 9.30